Income Tax Benefit - Schedule of Deferred Tax Assets or Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Deferred tax assets , Begining balance	$ 647,048	$ 60,285	$ 12,359
Deferred tax assets , Recognized in profit or loss	(34,158)	189,695	50,563
Deferred tax assets , Business combination		403,458
Deferred tax assets , Exchange differences	(56,078)	(6,390)	(2,637)
Deferred tax assets , Effect on other comprehensive income
Deferred tax assets , Ending balance	556,812	647,048	60,285
Deferred tax liabilities
Deferred tax liabilities, Begining	(10,942,844)	(852,504)	(833,445)
Deferred tax liabilities, Recognized in profit or loss	667,387	405,844	207,724
Deferred tax liabilities, Business combination	(101,812)	(10,500,374)	(292,713)
Deferred tax liabilities, Exchange Differences	34,796	4,190	65,930
Deferred tax liabilities, Effect on other comprehensive income	(2,814)
Deferred tax liabilities, Ending	(10,345,287)	(10,942,844)	(852,504)
Allowance for Doubtful Debts [Member]
Deferred tax assets
Deferred tax assets , Begining balance	18,128	17,324	1,840
Deferred tax assets , Recognized in profit or loss	44,933	(162)	16,118
Deferred tax assets , Business combination		979
Deferred tax assets , Exchange differences	(2,216)	(13)	(634)
Deferred tax assets , Effect on other comprehensive income
Deferred tax assets , Ending balance	60,845	18,128	17,324
Unrealized Exchange Losses [Member]
Deferred tax assets
Deferred tax assets , Begining balance	1,360	32,303
Deferred tax assets , Recognized in profit or loss	16,826	(30,475)	33,234
Deferred tax assets , Business combination
Deferred tax assets , Exchange differences	(425)	(468)	(931)
Deferred tax assets , Effect on other comprehensive income
Deferred tax assets , Ending balance	17,761	1,360	32,303
Accrued Paid Absences [Member]
Deferred tax assets
Deferred tax assets , Begining balance	128,982	10,658	10,519
Deferred tax assets , Recognized in profit or loss	15,932	12,947	1,211
Deferred tax assets , Business combination		106,839
Deferred tax assets , Exchange differences	(12,046)	(1,462)	(1,072)
Deferred tax assets , Effect on other comprehensive income
Deferred tax assets , Ending balance	132,868	128,982	10,658
Intangible Assets [Member]
Deferred tax liabilities
Deferred tax liabilities, Begining	(10,899,789)	(841,396)	(807,893)
Deferred tax liabilities, Recognized in profit or loss	665,916	403,015	195,457
Deferred tax liabilities, Business combination	(101,812)	(10,464,889)	(292,713)
Deferred tax liabilities, Exchange Differences	30,809	3,481	63,753
Deferred tax liabilities, Effect on other comprehensive income
Deferred tax liabilities, Ending	(10,304,876)	(10,899,789)	(841,396)
Unrealized Exchange Gain [Member]
Deferred tax liabilities
Deferred tax liabilities, Begining	(973)	(11,108)	(25,552)
Deferred tax liabilities, Recognized in profit or loss	(10,329)	9,981	12,267
Deferred tax liabilities, Business combination
Deferred tax liabilities, Exchange Differences	269	154	2,177
Deferred tax liabilities, Effect on other comprehensive income
Deferred tax liabilities, Ending	(11,033)	(973)	(11,108)
Other Long-Term Employee Benefits [Member]
Deferred tax assets
Deferred tax assets , Begining balance	125,508
Deferred tax assets , Recognized in profit or loss	(76,351)	17,679
Deferred tax assets , Business combination		109,512
Deferred tax assets , Exchange differences	(9,564)	(1,683)
Deferred tax assets , Effect on other comprehensive income
Deferred tax assets , Ending balance	39,593	125,508
Share Based Payment [Member]
Deferred tax assets
Deferred tax assets , Begining balance	51,279
Deferred tax assets , Recognized in profit or loss	44,285	50,506
Deferred tax assets , Business combination
Deferred tax assets , Exchange differences	(4,144)	773
Deferred tax assets , Effect on other comprehensive income
Deferred tax assets , Ending balance	91,420	51,279
Loss Carried Forward [Member]
Deferred tax assets
Deferred tax assets , Begining balance	282,382
Deferred tax assets , Recognized in profit or loss	(230,006)	122,398
Deferred tax assets , Business combination		163,087
Deferred tax assets , Exchange differences	(19,724)	(3,103)
Deferred tax assets , Effect on other comprehensive income
Deferred tax assets , Ending balance	32,652	282,382
Deferred Gain of Government Subsidy [Member]
Deferred tax assets
Deferred tax assets , Begining balance	7,314
Deferred tax assets , Recognized in profit or loss	(1,745)	(1,100)
Deferred tax assets , Business combination		8,529
Deferred tax assets , Exchange differences	(640)	(115)
Deferred tax assets , Effect on other comprehensive income
Deferred tax assets , Ending balance	4,929	7,314
Lease liabilities [member]
Deferred tax assets
Deferred tax assets , Begining balance	22,323
Deferred tax assets , Recognized in profit or loss	1,552	19,012
Deferred tax assets , Business combination		3,479
Deferred tax assets , Exchange differences	(2,166)	(168)
Deferred tax assets , Effect on other comprehensive income
Deferred tax assets , Ending balance	21,709	22,323
Unrealized Gain in Intercompany Transactions by Consolidation [Member]
Deferred tax assets
Deferred tax assets , Begining balance	9,772
Deferred tax assets , Recognized in profit or loss	(1,472)	(1,110)
Deferred tax assets , Business combination		11,033
Deferred tax assets , Exchange differences	(882)	(151)
Deferred tax assets , Effect on other comprehensive income
Deferred tax assets , Ending balance	7,418	9,772
Property, plant and equipment [member]
Deferred tax liabilities
Deferred tax liabilities, Begining	(15,869)
Deferred tax liabilities, Recognized in profit or loss	483	3,227
Deferred tax liabilities, Business combination		(19,354)
Deferred tax liabilities, Exchange Differences	1,491	258
Deferred tax liabilities, Effect on other comprehensive income
Deferred tax liabilities, Ending	(13,895)	(15,869)
Financial Assets at Fair Value Through Other Comprehensive Income [Member]
Deferred tax liabilities
Deferred tax liabilities, Begining	(14,094)
Deferred tax liabilities, Recognized in profit or loss
Deferred tax liabilities, Business combination		(14,299)
Deferred tax liabilities, Exchange Differences	1,425	205
Deferred tax liabilities, Effect on other comprehensive income	(2,814)
Deferred tax liabilities, Ending	(15,483)	(14,094)
Other Non-Current Assets [Member]
Deferred tax liabilities
Deferred tax liabilities, Begining	(1,843)
Deferred tax liabilities, Recognized in profit or loss	1,721	(38)
Deferred tax liabilities, Business combination		(1,832)
Deferred tax liabilities, Exchange Differences	122	27
Deferred tax liabilities, Effect on other comprehensive income
Deferred tax liabilities, Ending		(1,843)
Right-of-Use Assets [Member]
Deferred tax liabilities
Deferred tax liabilities, Begining	(10,276)
Deferred tax liabilities, Recognized in profit or loss	9,596	(10,341)
Deferred tax liabilities, Business combination
Deferred tax liabilities, Exchange Differences	680	65
Deferred tax liabilities, Effect on other comprehensive income
Deferred tax liabilities, Ending		(10,276)
Provison [Member]
Deferred tax assets
Deferred tax assets , Begining balance
Deferred tax assets , Recognized in profit or loss	113,864
Deferred tax assets , Business combination
Deferred tax assets , Exchange differences	(3,506)
Deferred tax assets , Effect on other comprehensive income
Deferred tax assets , Ending balance	110,358
Other [Member]
Deferred tax assets
Deferred tax assets , Begining balance
Deferred tax assets , Recognized in profit or loss	38,024
Deferred tax assets , Business combination
Deferred tax assets , Exchange differences	(765)
Deferred tax assets , Effect on other comprehensive income
Deferred tax assets , Ending balance	$ 37,259